Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of financial liabilities [abstract]
Schedule of Financial Liabilities

(CHF in thousands)	6/30/2022	12/31/2021

Current lease liabilities	17,324	13,631
Other financial liabilities	8,999	6,458
Other current financial liabilities at amortized cost	26,323	20,089
Negative fair value from derivatives	—	8
Other current financial liabilities at fair value through profit or loss	—	8
Other current financial liabilities	26,323	20,096

Non-current lease liabilities	176,331	167,228
Other non-current financial liabilities at amortized cost	176,331	167,228

Schedule of Contractual Obligation of Leases
Contractual maturities of On’s financial liabilities:

(CHF in thousands)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	6/30/2022

Trade payables	44,443	—	—	—	44,443
Current lease liabilities	5,091	15,397	—	—	20,488
Other financial liabilities	8,999	—	—	—	8,999
Other current financial liabilities	14,090	15,397	—	—	29,487
Non-current lease liabilities	—	—	87,107	107,726	194,833
Other non-current financial liabilities	—	—	87,107	107,726	194,833

(CHF in thousands)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years		Due > 5 years	12/31/2021

Trade payables	45,939	—	—		—	45,939
Current lease liabilities	4,163	13,035	—		—	17,198
Other financial liabilities	4,246	—	—		—	4,246
Other current financial liabilities	8,409	13,035	—		—	21,444
Non-current lease liabilities	—	—	78,826	#SHEET!	108,383	187,209
Other non-current financial liabilities	—	—	78,826	#SHEET!	108,383	187,209

Assets, collateralized security
The following assets have been pledged in relation to the financial liabilities resulting from the three facilities:

(CHF in thousands)	6/30/2022	12/31/2021

Trade receivables	51,020	23,335
Inventory	109,476	74,013
Assets pledged	160,496	97,348